FAIR VALUE MEASUREMENTS - Schedule of company's assets that are measured at fair value on a recurring basis (Details) - Recurring - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 6,543
Level 1 | Warrants Liability - Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	6,543
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	6,405
Level 3 | Warrants to Convertible Preferred Shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities		$ 18,623
Level 3 | Warrant Liability - Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 6,405